Party-In-Interest Transactions (Details) - PVH Associates Investment Plan [Member] - EBP014 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Party-In-Interest Transactions [Line Items]
Plan purchased shares	59
Sold shares	0
Payment of dividends (in Dollars) | $	$ 138